UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21494

        Nuveen Floating Rate Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Floating Rate Income Fund (JFR) April 30, 2005
			Weighted
Principal			Average	Stated	Ratings*

Amount (000) Description(1)			Coupon	Maturity*	Moody's	S&P	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 128.2% (78.3% of total assets)
	Aerospace & Defense - 0.5% (0.3% of total assets)
$ 2,449	Vought Aircraft Industries, Inc., Term Loan		5.350%	12/22/11	Ba3	B+	$ 2,487,032
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit		5.190%	12/22/10	Ba3	B+	553,636

							3,040,668

	Airlines - 1.8% (1.1% of total assets)
11,908	United Air Lines, Inc., DIP Term Loan (Tranche B) (a)		7.500%	9/30/05	N/R	N/R	11,987,592

	Auto Components - 5.1% (3.1% of total assets)
5,659	Accuride Corporation, Term Loan		5.356%	1/31/10	B2	B+	5,663,577
17,662	Federal-Mogul Corporation, Term Loan A (a)		5.310%	2/24/04	N/R	N/R	15,891,385
2,000	Federal-Mogul Corporation, Term Loan B (a)		5.560%	2/24/05	N/R	N/R	1,823,125
6,000	Goodyear Tire & Rubber Company, Second Lien Term Loan (b)		5.890%	4/30/10	B2	B+	5,960,358
1,000	Goodyear Tire & Rubber Company, Term Loan (b)		4.840%	4/30/10	Ba3	BB	1,003,125
4,000	Goodyear Tire & Rubber Company, Third Lien Term Loan (b)		6.640%	3/01/11	B3	B-	3,810,000

							34,151,570

	Beverages - 1.8% (1.1% of total assets)
2,493	Constellation Brands, Inc., Term Loan		4.990%	11/30/11	Ba2	BB	2,517,231
9,230	Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B		5.320%	12/19/10	B1	N/R	9,393,873

							11,911,104

	Building Products - 5.3% (3.2% of total assets)
7,494	Masonite Corporation, Canadian Term Loan		7.250%	3/21/13	B2	BB+	7,505,326
7,506	Masonite Corporation, Term Loan B		6.750%	5/13/11	B2	BB+	7,518,112
14,925	Nortek, Inc., Term Loan B		5.340%	8/27/11	B2	B	15,139,547
4,675	PP Holding Corporation, Term Loan		5.350%	11/12/11	B1	B	4,733,438

							34,896,423

	Chemicals - 8.5% (5.2% of total assets)
1,820	Celanese Holdings LLC, Delayed Draw Term Loan (c)		0.750%	4/06/11	N/R	B+	28,820
7,673	Celanese Holdings LLC, Term Loan C		5.625%	4/06/11	B1	B+	7,818,557
1,333	Headwaters Incorporated, Second Lien Term Loan		8.650%	9/01/12	B3	B-	1,361,944
1,383	Headwaters Incorporated, Term Loan B		5.400%	4/30/11	B1	B+	1,403,814
12,872	Hercules Incorporated, Term Loan		4.872%	10/08/10	Ba1	BB	13,057,530
11,278	Huntsman International LLC, Term Loan B-1		5.500%	12/31/10	Ba3	B	11,478,543
7,940	Lyondell-Citgo Refining LP, Term Loan		4.591%	5/21/07	N/R	N/R	8,064,063
13,000	Rockwood Specialties Group, Inc., Tranche D		5.430%	7/30/12	B1	B+	13,166,563

							56,379,834

	Commercial Services & Supplies - 4.2% (2.6% of total assets)
4,,365	Allied Waste North America, Inc., Letter of Credit		3.100%	3/21/12	B1	BB	4,378,232
11785	Allied Waste North America, Inc., Term Loan B		5.180%	3/12/21	B1	BB	11,825,982
6,948	National Equipment Services, Inc., Term Loan		8.970%	8/17/10	B3	B	7,095,134
4,437	Williams Scotsman, Inc., Term Loan		5.970%	12/31/06	B1	B+	4,497,921

							27,797,269

	Containers & Packaging - 6.3% (3.9% of total assets)
5,816	BWAY Corporation, Term Loan B		5.250%	1/30/11	B1	B+	5,905,256
17,955	Graham Packaging Company, L.P., Term Loan B		5.650%	10/07/11	B2	B	18,214,710
5,000	Graham Packaging Company, L.P., Term Loan C		7.313%	3/15/12	B2	CCC+	5,130,625
2,176	Owens-Illinois Group, Inc., Term Loan B		5.730%	4/01/08	B1	N/R	2,220,128
699	Smurfit-Stone Container Corporation, Deposit-Funded Commitment		2.100%	11/01/11	Ba3	BB-	711,412
5,569	Smurfit-Stone Container Corporation, Term Loan B		4.800%	11/01/11	Ba3	BB-	5,663,998
1,714	Smurfit-Stone Container Corporation, Term Loan C		4.920%	11/01/11	Ba	BB-	1,742,769
2,459	United States Can Company, Term Loan B		6.940%	1/15/10	B3	B	2,471,085

							42,059,983

	Diversified Telecommunication Services - 2.5% (1.5% of total assets)
5,500	Fairpoint Communications, Inc., Term Loan		5.170%	2/15/12	B1	BB-	5,570,125
3,990	Intelsat, Ltd., Term Loan B		4.630%	7/06/11	B1	BB+	4,022,918
5,500	Qwest Corporation, Term Loan B		6.950%	6/30/10	Ba3	BB-	5,377,625
1,470	Valor Telecommunications Enterprises, LLC, Term Loan		5.075%	2/14/12	Ba3	BB-	1,488,375

							16,459,043

	Electric Utilities - 2.8% (1.7% of total assets)
8,426	Allegheny Energy Supply Company, LLC, Term Loan		5.610%	3/08/11	Ba3	BB-	8,508,488
9,899	Calpine Construction Finance Company, L.P., Term Loan B		8.860%	8/31/09	B1	B+	10,320,226

							18,828,714

	Electrical Equipment - 0.7% (0.4% of total assets)
4736	Mueller Group, Inc., Term Loan		5.697%	4/25/11	B2	B+	4,791,985

	Energy Equipment & Services - 1.3% (0.8% of total assets)
8,387	Pride Offshore, Inc., Term Loan		4.640%	7/07/11	Ba1	BB+	8,523,797

	Food & Staples Retailing - 1.7% (1.0% of total assets)
10,905	The Jean Coutu Group, Inc., Term Loan B		5.500%	7/30/11	B1	BB	11,084,763

	Food Products - 0.8% (0.5% of total assets)
5,000	Dole Holding Company, LLC, Term Loan		8.000%	7/22/10	B3	B	5,193,750

	Gas Utilities - 1.7% (1.0% of total assets)
1,875	El Paso Corporation, Deposit-Funded Commitment		2.290%	11/23/09	B3	B-	1,887,760
9,052	El Paso Corporation, Term Loan		2.290%	11/23/09	B3	B-	9,128,059

							11,015,819

	Healthcare Equipment & Supplies - 2.7% (1.7% of total assets)
5,000	Advanced Medical Optics, Inc., Delayed Draw Term Loan (c)		0.250%	7/07/09	B1	BB-	46,875
11,223	Advanced Medical Optics, Inc., Term Loan B		4.840%	6/25/09	B1	BB-	11,394,710
6,691	Kinetic Concepts, Inc., Term Loan B-2		4.850%	8/11/10	Ba3	BB	6,798,045

							18,239,630

	Healthcare Providers & Services - 5.2% (3.2% of total assets)
4,937	Beverly Enterprises, Inc., Term Loan B		5.649%	10/22/08	Ba3	BB	4,981,603
15,394	IASIS Healthcare LLC, Term Loan B		5.370%	6/22/11	B1	B+	14,130,931
1,000	Lifepoint Hospitals Holdings, Inc., Term Loan B		4.584%	9/30/11	Ba3	BB	1,003,125
3,000	Select Medical Corporation, Term Loan		4.630%	2/24/12	B1	BB-	2,995,875
2,000	Vanguard Health Holding Company, LLC, Delayed Draw Term Loan (c)		2.250%	9/23/05	B2	B	26,875
5,985	Vanguard Health Holding Company, LLC, Initial Sub Tranche 2 Term Loan		6.350%	9/23/11	B2	B	6,104,700
4,975	Vanguard Health Holding Company, LLC, Term Loan B		6.340%	9/23/11	B2	B	5,072,945

							34,316,054

	Hotels, Restaurants & Leisure - 11.4% (6.9% of total assets)
10,034	24 Hour Fitness Worldwide, Inc., Term Loan B		6.250%	7/01/09	B1	B	10,197,354
1,121	Ameristar Casinos, Inc., Incremental Term Loan		5.063%	12/20/06	B3	BB	1,139,427
3,203	Ameristar Casinos, Inc., Term Loan B-1		5.063%	12/20/06	Ba3	BB	3,257,266
5,955	Boyd Gaming Corporation, Term Loan B		5.130%	6/30/11	Ba2	BB	6,035,023
2,970	Jack in the Box Inc., Term Loan		4.850%	1/09/10	Ba2	BB	3,016,330
14,481	OpBiz, LLC, Term Loan A		6.100%	8/31/10	B3	B-	14,544,666
35	OpBiz, LLC, Term Loan B (PIK)		6.560%	8/31/10	B3	B-	34,888
9,975	Universal City Development Partners, LTD, Term Loan		4.904%	6/09/11	Ba3	BB-	10,130,859
1,709	Venetian Casino Resort, LLC, Delayed Draw Term Loan (c)		0.750%	6/15/11	B1	B+	7,479
8,291	Venetian Casino Resort, LLC, Term Loan		4.810%	6/15/11	B1	B+	8,349,669
9,588	Wyndham International, Inc., Term Loan I		7.688%	6/30/06	Caa1	B	9,613,482
9,464	Wyndham International, Inc., Term Loan II		8.688%	4/01/06	B3	CCC+	9,495,035

							75,821,478

	Household Durables - 2.7% (1.7% of total assets)
18,091	Sealy Mattress Company, Term Loan D		4.940%	4/06/12	B1	B+	18,196,081

	Household Products - 1.5% (0.9% of total assets)
10,026	Prestige Brands, Inc., Term Loan B		5.380%	4/06/11	B1	B+	10,172,106

	Insurance - 4.1% (2.5% of total assets)
26,849	Conseco, Inc., Term Loan		6.564%	6/22/10	B2	BB-	27,375,020

	IT Services - 2.8% (1.7% of total assets)
18,500	Fidelity National, Term Loan B		4.651%	3/09/13	Ba3	BB	18,453,750

	Machinery - 0.7% (0.4% of total assets)
2,222	Dresser-Rand Group Inc., Term Loan		5.360%	10/10/10	B1	B+	2,257,706
2,238	Terex Corporation, Term Loan B		4.890%	7/03/09	B1	BB-	2,269,595

							4,527,301

	Marine - 0.8% (0.5% of total assets)
4,963	Horizon Lines, LLC, Term Loan		5.620%	7/11/11	B2	B	4,991,446

	Media - 30.8% (18.8% of total assets)
4,954	Advertising Directory Solutions Inc., Term Loan B		5.070%	11/09/11	B1	BB-	4,973,357
1,934	American Media Operations, Inc., Term Loan C		5.875%	4/01/07	Ba3	B+	1,967,008
17,000	Century Cable Holdings, LLC, Discretionary Term Loan (a)		7.750%	12/31/09	N/R	N/R	16,842,750
7,000	Century Cable Holdings, LLC, Revolver (a)		6.750%	10/25/10	N/R	N/R	6,891,721
2,000	Century Cable Holdings, LLC, Term Loan (a)		7.750%	6/30/09	N/R	N/R	1,983,214
12,000	Charter Communications Operating, LLC, Term Loan A		6.190%	4/07/11	B2	B	9,828,852
9,925	Charter Communications Operating, LLC, Term Loan B		6.440%	4/07/11	B2	B	9,828,852
2,361	Dex Media East, LLC, Term Loan B		4.600%	11/10/08	Ba2	BB-	2,399,306
3,482	Dex Media West, LLC, Term Loan A		4.981%	9/09/09	Ba2	BB-	3,532,577
9,421	Dex Media West, LLC, Term Loan B		4.780%	3/09/10	Ba2	BB-	9,568,532
7,000	DirecTV Group, Term Loan B		4.454%	4/08/13	Ba1	BB	7,028,875
15,953	Emmis Operating Company, Term Loan		4.660%	11/10/11	Ba2	B+	16,176,282
14,620	Loews Cineplex Entertainment Corporation, Term Loan B		5.199%	6/30/11	B1	B	14,864,472
25,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B		5.380%	4/12/12	N/R	N/R	25,058,600
16,849	Panamsat Corporation, Term Loan B		5.310%	8/20/11	Ba3	BB+	17,100,521
4,359	R.H. Donnelley Inc., Tranche D		4.800%	6/30/11	Ba3	N/R	4,419,491
5,000	Rainbow Media Holdings LLC, Term Loan		5.690%	3/31/12	N/R	N/R	5,075,520
16,605	Regal Cinemas Corporation, Term Loan		5.093%	11/10/10	Ba3	BB-	16,868,935
8,000	UPC Financing Partnership, Term Loan		5.752%	9/30/12	B1	B	8,012,572
20,795	WMG Acquisition Corp., Term Loan		5.320%	2/27/11	B1	B+	20,989,915

							205,423,638

	Metals & Mining - 3.2% (2.0% of total assets)
7,413	Amsted Industries Incorporated, Term Loan B		5.900%	10/15/10	B1	BB-	7,531,549
13,516	Foundation PA Coal Company, Term Loan B		5.029%	7/30/11	Ba3	BB-	13,729,962

							21,261,511

	Multi-Utilities & Unregulated Power - 2.4% (1.5% of total assets)
2,188	NRG Energy, Inc., Credit-Linked Deposit		2.993%	12/24/11	Ba3	BB	2,215,117
2,085	NRG Energy, Inc., Term Loan		5.250%	12/20/11	Ba3	BB	2,840,888
10,973	Reliant Energy, Inc., Term Loan		6.040%	4/30/10	B1	B+	10,986,216

							16,042,221

	Paper & Forest Products - 1.9% (1.1% of total assets)
6,231	Boise Cascade Holdings, L.L.C., Term Loan D		4.740%	3/29/11	Ba3	N/R	6,297,569
3,000	NewPage Corporation, Term Loan B (b)		6.379%	5/02/05	B1	B	3,018,750
3,000	White Birch Paper Company, Second Lien Term Loan		12.250%	3/31/13	B3	B-	3,018,750

							12,335,069

	Pharmaceuticals - 0.8% (0.5% of total assets)
5,000	Talecris Biotherapeutics Inc., Term Loan B		6.170%	3/31/10	N/R	N/R	5,025,000

	Real Estate - 10.5% (6.4% of total assets)
20737	General Growth Properties, Inc., Term Loan B		5.100%	11/12/08	Ba2	BB+	20,906,792
21,560	LNR Property Corp., Term Loan		5.810%	2/03/08	B2	B+	21,675,220
2,000	LNR Property Corp., Term Loan B		8.060%	2/03/08	B2	B+	2,023,333
12,000	Macerich Company, Incremental Term		6.250%	4/25/10	N/R	N/R	12,015,000
8,000	Macerich Company, Term Loan		6.250%	4/25/10	N/R	N/R	8,000,000
5,000	Maguire Properties, Term Loan		4.621%	3/15/10	Ba2	BB	5,037,500

							69,657,845

	Specialty Retail - 0.5% (0.3% of total assets)
3,000	Movie Gallery Inc., Term Loan B (c)		6.140%	4/01/11	B1	B+	3,026,250

	Textiles & Apparel - 0.7% (0.5% of total assets)
4,850	Jostens IH Corp., Term Loan C		5.190%	7/29/10	B1	B+	4,926,286

	Trading Companies & Distributors - 0.5% (0.3% of total assets)
3,000	Ashtead Group Public Limited Company, Term Loan		5.063%	11/12/09	N/R	BB-	3,043,125

	Total Variable Rate Senior Loan Interests (cost $846,102,203)						850,956,125

Principal				Stated	Ratings**

Amount (000) Description(1)			Coupon	Maturity	Moody's	S&P	Value

	CORPORATE BONDS - 20.2% (12.4% of total assets)
	Containers & Packaging - 0.6% (0.4% of total assets)
3,795	Smurfit Capital Funding Corporation		6.750%	11/20/05	B1	BB-	3,813,975

	Food Products - 0.7% (0.4% of total assets)
1000	Dean Foods Company		6.750%	6/15/05	Ba2	BB-	1,005,000
1,528	Dole Foods Co		8.625%	5/01/09	B2	B+	1,615,860
1,780	Dole Foods Co		8.875%	3/15/11	B2	B+	1,895,700

							4,516,560

	Hotels, Restaurants & Leisure - 8.1% (5.0% of total assets)
9,505	Aztar Corporation		9.000%	8/15/11	Ba3	B+	10,217,875
11,330	Harrahs Entertainment		7.875%	12/15/05	Ba1	BB+	11,613,250
2,000	MGM Grand		7.250%	10/15/06	Ba1	BB+	2,065,000
5,425	MGM Mirage		9.750%	6/01/07	Ba2	BB-	5,872,563
9,197	Park Place Entertainment		7.875%	12/15/05	Ba2	BB-	9,392,436
2,000	Park Place Entertainment		8.500%	11/15/06	Ba1	BB+	2,120,000
12,076	Park Place Entertainment		9.375%	2/15/07	Ba2	BB-	12,936,415

							54,217,539

	Household Durables - 4.3% (2.6% of total assets)
5,000	Beazer Homes USA		8.375%	4/15/12	Ba1	BB	5,325,000
4,000	D.R. Horton, Inc.		9.375%	7/15/09	Ba1	BB+	4,206,496
2,000	K. Hovnanian Enterprises		10.500%	10/01/07	Ba2	BB	2,230,000
8,000	K. Hovnanian Enterprises		8.000%	4/01/12	Ba2	BB	8,520,000
5,000	KB Home		7.750%	2/01/10	Ba2	BB-	5,259,020
3,000	Standard Pacific Corporation		9.500%	9/15/10	Ba2	BB	3,180,000

							28,720,516

	Machinery - 2.1% (1.3% of total assets)
13,400	Navistar International, Series B		9.375%	6/01/06	Ba3	BB-	13,869,000

	Media - 2.3% (1.4% of total assets)
10,000	Cablevision Systems Corp, Floating Rate Note, 4.500% plus six-month LIBOR		7.909%	4/01/09	B3	B+	10,250,000
5,000	Loews Cineplex Entertainment Corporation (b)		9.000%	8/01/14	B3	CCC+	4,825,000

							15,075,000

	Oil & Gas - 0.6% (0.4% of total assets)
4,000	Tesoro Petroleum Corporation		8.000%	4/15/08	Ba2	BBB-	4,210,000

	Paper & Forest Products - 1.5% (0.9% of total assets)
5,000	Georgia Pacific		8.125%	5/15/11	Ba3	BB+	5,493,750
4,000	Georgia Pacific		9.375%	2/01/13	Ba2	BB+	4,475,000

							9,968,750

	Total Corporate Bonds (cost $136,643,124)						134,391,340

Shares (000) Description(1)							Value

	WARRANTS - 0.0% (0.0% of total assets)
	Multi-Utilities & Unregulated Power - 0.0% (0.0% of total assets)
36	Reliant Energy, Inc.						216,953

	Total Warrants (cost $257,912)						216,953

Principal				Stated	Ratings**

Amount (000) Description(1)				Maturity	Moody's	S&P	Value

	HIGH-GRADE SHORT-TERM INVESTMENTS - 8.9% (5.4% of total assets)
	U.S. Treasury Bills - 0.4% (0.3% of total assets)
$ 3,000	U.S. Treasury Bill, 2.960%			10/27/05	Aaa	AAA	2,954,206

	Euro Dollar Time Deposits - 8.5% (5.1% of total assets)
56,282	State Street Bank Euro Dollar Time Deposit, 2.700%, 5/02/05						56,281,712

	Total High-Grade Short-Term Investments (cost $59,235,918)						59,235,918

	Total Investments (cost $1,042,239,157) - 157.3% (96.1% of total assets)						1,044,800,336

	Other Assets Less Liabilities - 2.9%						19,202,789

	Preferred Shares, at Liquidation Value (60.2)%						(400,000,000)

	Net Assets Applicable to Common Shares - 100%						$664,003,125

	Select Aggregate Market Index ("SAMI")

	The Fund held the following SAMIs at April 30, 2005:

							Unrealized
		Notional			Termination		Appreciation/
	Counterparty	Amount	Fixed Rate		Date		(Depreciation)

	Credit Suisse First Boston	$4,200,000	2.300%		03/20/09		$ 1,922
	Credit Suisse First Boston	8,800,000	2.150%		12/20/09		(1,645)

							$ 277

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the
prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

*	Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a
Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated
maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

(a)	At or subsequent to April 30, 2005, this issue was under the protection of the federal bankruptcy court.

(b)	Purchased on a when-issued or delayed delivery basis.

(c)	Position represents an unfunded loan commitment outstanding at April 30, 2005. The Fund had unfunded loan commitments of $10,529,669 at April 30, 2005.

(PIK)	In lieu of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.

N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization.

At April 30, 2005, the cost of investments was $1,045,343,120.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as follows:

Gross unrealized:
Appreciation	$5,995,200
Depreciation	(6,537,984)

Net unrealized (depreciation) appreciation of investments	$ (542,784)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Floating Rate Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.